REAL ESTATE (Details 5)	12 Months Ended
Dec. 31, 2016 USD ($)
Above market lease intangibles [Member]
Real Estate [Line Items]
2017	$ 33,326
2018	33,326
2019	33,326
2020	33,326
2021	15,273
Thereafter	0
Finite-Lived Intangible Assets, Net	$ 148,577
Weighted-Average Remaining Amortization Period	5 years
Tenant origination and absorption costs intangibles [Member]
Real Estate [Line Items]
2017	$ 574,643
2018	574,643
2019	574,643
2020	574,643
2021	311,737
Thereafter	812,020
Finite-Lived Intangible Assets, Net	$ 3,422,329
Weighted-Average Remaining Amortization Period	7 years
Below-market lease intangibles [Member]
Real Estate [Line Items]
2017	$ 20,215
2018	20,215
2019	20,215
2020	20,215
2021	20,215
Thereafter	49,694
Finite-Lived Intangible Assets, Net	$ 150,769
Weighted-Average Remaining Amortization Period	7 years